Convertible Redeemable Preferred Shares (Narrative) (Details)	1 Months Ended				12 Months Ended
	Nov. 30, 2018 CAD ($) Share	Jun. 30, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) Share $ / shares shares	Mar. 31, 2017 CAD ($) Share $ / shares shares	Aug. 31, 2019 CAD ($) Share shares	Aug. 31, 2018 CAD ($) Share shares	Aug. 31, 2017 CAD ($) shares
Statements [Line Items]
Proceeds from issue of preference shares						$ 2,084,792	$ 2,260,153
Payments for finder/broker fees, commissions and commitment fees		$ 37,500	$ 75,000	$ 125,000
Payments for other issuance costs		$ 18,668	$ 34,040
Number of warrants issued | Share	4,575,000				2,687,500	6,550,000
Weighted average exercise price of warrants issued	$ 0.07				$ 0.120	$ 0.135
Fair value of warrants issued	$ 44,199
Risk free interest rate, warrants	2.18%
Expected life, warrants	3 years
Expected volatility, warrants	35.00%
Financing transaction costs					$ 177,503	$ 634,912	$ 601,335
Dilutive effect of convertible instruments on number of ordinary shares | shares					0	0	0
Series A1 Preferred Shares [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares				500
Equity issuance, price per share | $ / shares				$ 5,000
Proceeds from issue of preference shares				$ 2,500,000
Preferred shares, redemption value				5,000
Preferred shares, redemption value, increase per quarter				250
Fair value of Preferred Shares				2,625,000
Series A1 Preferred Shares [Member] | Top of range [Member]
Statements [Line Items]
Preferred shares, redemption value				$ 6,750
A1 Warrants [Member]
Statements [Line Items]
Number of warrants issued | Share				6,900,000
Fair value of warrants issued				$ 236,488
Fair value (per warrant) of warrants issued				$ 0.0343
Risk free interest rate, warrants				1.10%
Expected life, warrants				4 years
Expected volatility, warrants				35.00%
Series A2 Preferred Shares [Member]
Statements [Line Items]
Equity issuance, price per share | $ / shares				$ 5,000
Number of shares authorised | shares				165
Series B1 Preferred Shares [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares			300			300
Equity issuance, price per share | $ / shares			$ 5,000
Proceeds from issue of preference shares			$ 1,500,000
Fair value of Preferred Shares			$ 1,575,000			$ 1,575,000
B1 Warrants [Member]
Statements [Line Items]
Number of warrants issued | Share			6,250,000
Weighted average exercise price of warrants issued			$ 0.15
Fair value of warrants issued			283,525
Fair value (per warrant) of warrants issued			$ 0.0454
Risk free interest rate, warrants			1.94%
Expected life, warrants			4 years
Expected volatility, warrants			35.00%
Series B2 Preferred Shares [Member]
Statements [Line Items]
Equity issuance, price per share | $ / shares			$ 5,000
Number of shares authorised | shares			100
Series B1 Preferred Shares and B1 warrants [Member]
Statements [Line Items]
Proceeds from issue of preference shares			$ 1,500,000
Financing transaction costs			109,040
Fair values of the Preferred Shares and warrants at issuance			1,858,525
Excess of gross proceeds over fair values of the Preferred Shares and the warrants at issuance			$ 358,525
Series C1 Preferred Shares [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares		150				150
Equity issuance, price per share | $ / shares		$ 5,000
Proceeds from issue of preference shares		$ 750,000
Fair value of Preferred Shares		787,500				$ 787,500
C1 Warrants [Member]
Statements [Line Items]
Fair value of warrants issued		73,679
Fair value (per warrant) of warrants issued		$ 0.0196
Risk free interest rate, warrants		2.00%
Expected life, warrants		4 years
Expected volatility, warrants		35.00%
Series C2 Preferred Shares [Member]
Statements [Line Items]
Equity issuance, price per share | $ / shares		$ 5,000
Number of shares authorised | shares		50
Series C1 Preferred Shares and C1 warrants [Member]
Statements [Line Items]
Proceeds from issue of preference shares		$ 750,000
Financing transaction costs		56,168
Fair values of the Preferred Shares and warrants at issuance		861,179
Excess of gross proceeds over fair values of the Preferred Shares and the warrants at issuance		$ 111,179
A1, B1 and C1 Preferred Shares [Member]
Statements [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares | shares					23,856,209
Weighted average share price					$ 0.045